Loss Per Common Share	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
LOSS PER COMMON SHARE

Net losses were reported during the three months ended March 31, 2012 and 2011.  As such, the Company excluded the following items from the computation of diluted loss per common share as their effect would be anti-dilutive:

	Three Months Ended March 31,
	2012	2011
Stock options	4,516,106	3,695,892
Warrants	6,167,930	3,324
Potential conversion of Series A convertible preferred stock	6,969,690	—
Potential conversion of promissory note payable	1,273,149	—
Total excluded shares	18,926,875	3,699,216

LOSS PER COMMON SHARE

Net losses were reported during the years ended December 31, 2011 and 2010.  As such, the Company excluded the impact of its potential common shares related to stock options and warrants of 4,576,695 and 6,167,930, respectively, as of December 31, 2011 in the computation of dilutive earnings per share for these periods as their effect would be anti-dilutive. Potential common shares of 6,969,690 upon conversion of preferred stock were also excluded from diluted loss per share as of December 31, 2011, since they were anti-dilutive. The Company excluded the impact of its potential common shares related to stock options and warrants of 69,970 and 3,324, respectively, as of December 31, 2010 in the computation of dilutive earnings per share for these periods as their effect would be anti-dilutive.